Net finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance income
Interest on advances to third parties and interest income	$ (9,283)	$ (13,694)
Finance cost
Interest on loans and borrowings (excluding lease liabilities)	103,278	26,186
Change in fair value of share repurchase liability	571	(5,710)
Interest expense on lease liabilities	659	573
Other interest expense	1,732	1,792
Accelerated amortization of deferred financing fees	15,094	0
Finance cost	121,334	22,841
Net finance cost	$ 112,051	$ 9,147